Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares [1]
Statement Line Items [Line Items]
Revenues | €		€ 18,117	€ 13,636	€ 11,632
Operating expenses | €		(6,342)	(2,549)	(2,082)
Depreciation and amortization expenses | €		(5,816)	(4,518)	(4,411)
Gross profit | €		5,959	6,569	5,139
Project development costs | €		(2,878)	(2,739)	(2,201)
General and administrative expenses | €		(3,600)	(2,420)	(2,032)
Share of profits of equity accounted investee | €		2,545	1,531	1,375
Other income, net | €		884	18	90
Operating Profit | €		2,910	2,959	2,371
Financing income | €		2,936	1,333	263
Financing income (expenses) in connection with derivatives, net | €		494	(3,156)	636
Financing expenses | €		(5,521)	(7,405)	(3,333)
Financing income (expenses), net | €		(2,091)	(9,228)	(2,434)
Profit (loss) before taxes on income | €		819	(6,269)	(63)
Taxes on income | €		(215)	(372)	(569)
Profit (loss) for the year | €		604	(6,641)	(632)
Profit (loss) attributable to:
Owners of the Company | €		1,057	(6,115)	(209)
Non-controlling interests | €		(453)	(526)	(423)
Profit (loss) for the year | €		604	(6,641)	(632)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations | €		(787)	(359)	692
Effective portion of change in fair value of cash flow hedges | €		(1,008)	(1,244)
Net change in fair value of cash flow hedges transferred to profit or loss | €		643	1,382
Total other comprehensive income (loss) | €		(1,152)	(221)	692
Total comprehensive income (loss) for the year | €		€ (548)	€ (6,862)	€ 60
Earnings (loss) per share
Basic earnings (loss) per share | € / shares		€ 0.10	€ (0.57)	€ (0.02)
Diluted earnings (loss) per share | € / shares		€ 0.10	€ (0.57)	€ (0.02)
USD [Member]
Statement Line Items [Line Items]
Revenues | $	$ 20,745
Operating expenses | $	(7,262)
Depreciation and amortization expenses | $	(6,660)
Gross profit | $	6,823
Project development costs | $	(3,295)
General and administrative expenses | $	(4,122)
Share of profits of equity accounted investee | $	2,914
Other income, net | $	1,012
Operating Profit | $	3,332
Financing income | $	3,362
Financing income (expenses) in connection with derivatives, net | $	566
Financing expenses | $	(6,322)
Financing income (expenses), net | $	(2,394)
Profit (loss) before taxes on income | $	938
Taxes on income | $	(246)
Profit (loss) for the year | $	692
Profit (loss) attributable to:
Owners of the Company | $	1,211
Non-controlling interests | $	(519)
Profit (loss) for the year | $	692
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations | $	(901)
Effective portion of change in fair value of cash flow hedges | $	(1,154)
Net change in fair value of cash flow hedges transferred to profit or loss | $	736
Total other comprehensive income (loss) | $	(1,319)
Total comprehensive income (loss) for the year | $	$ (627)
Earnings (loss) per share
Basic earnings (loss) per share | $ / shares	$ 0.11
Diluted earnings (loss) per share | $ / shares	$ 0.11

[1]	Please refer to Note 2C for functional and presentation currency.